Interest in Joint Operation (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of joint operations [line items]
Property, plant and equipment	$ 5,079.1		$ 4,771.2
Cash and cash equivalents	524.7		886.8		$ 515.0	$ 219.7
Inventories	627.6		521.6
Total assets	7,348.8		7,472.8
Retained earnings	2,222.6		1,755.6
Non-current liabilities	2,396.3		2,728.1
Deferred taxation	500.9		499.9
Finance lease liabilities	355.1		364.8
Long-term incentive plan	28.2		33.4
Current liabilities	822.4		916.5
Trade and other payables	577.7		550.6
Current portion of finance lease liabilities	60.4		64.2
Total equity and liabilities	7,348.8		7,472.8
Joint operations
Disclosure of joint operations [line items]
Property, plant and equipment	587.8	$ 808.0	648.6	$ 843.0
Current assets	45.4	62.4	34.2	44.4
Cash and cash equivalents	7.6	10.4	7.3	9.5
Inventories	36.1	49.6	23.1	30.0
Other receivables	1.7	2.4	3.8	4.9
Total assets	633.2	870.4	682.8	887.4
Retained earnings	64.6	88.9	38.5	50.1
Non-current liabilities	161.5	221.9	162.8	211.6
Deferred taxation	63.4	87.2	60.7	78.9
Finance lease liabilities	76.2	104.7	81.7	106.2
Environmental rehabilitation costs	20.2	27.7	18.6	24.2
Long-term incentive plan	1.7	2.3	1.8	2.3
Current liabilities	407.1	559.6	481.5	625.7
Related entity loans payable	377.2	518.5	452.8	588.4
Trade and other payables	22.3	30.7	21.4	27.8
Current portion of finance lease liabilities	7.6	10.4	7.3	9.5
Total equity and liabilities	$ 633.2	$ 870.4	$ 682.8	$ 887.4